Income Taxes, Summary of Significant Components of Net Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Deferred tax assets [Abstract]
Allowance for loan losses	$ 942,480		$ 939,429
Deferred compensation liability	721,785		700,077
Net unrealized loss on securities available for sale	14,133		6,480
Write down of foreclosed assets	6,253		0
Interest income on non-accrual loans	198,457		211,177
Lower of cost or market adjustment on loans transferred from available for sale to portfolio	10,149		13,880
Deferred tax assets, gross	1,893,257		1,871,043
Deferred tax liabilities [Abstract]
Depreciation	339,911		305,846
Net deferred loan cost	165,470		112,466
Other	18,754		19,091
Deferred tax liabilities, gross	524,135		437,403
Net deferred tax asset	1,369,122		$ 1,433,640
Liability related to uncertain tax positions	0
Income Tax Examination [Line Items]
Revenue surplus		$ 445,000,000
Amount of reduction in deferred income taxes	$ (22,680)
2013 Tax Year [Member]
Income Tax Examination [Line Items]
North Carolina corporate income tax rate	6.90%
2014 Tax Year [Member]
Income Tax Examination [Line Items]
North Carolina corporate income tax rate	6.00%
2015 Tax Year [Member]
Income Tax Examination [Line Items]
North Carolina corporate income tax rate	5.00%
2016 Tax Year [Member]
Income Tax Examination [Line Items]
North Carolina corporate income tax rate	4.00%
Post 2016 Tax Year [Member]
Income Tax Examination [Line Items]
North Carolina corporate income tax rate	3.00%